Product Warranty and Recall Campaigns (Tables)	12 Months Ended
Dec. 31, 2022
Guarantees and Product Warranties [Abstract]
Schedule of Warranty and Recall Liability
Changes in the Company’s warranty and recall liability were as follows as of December 31, (in thousands):

	2022	2021
Balance, beginning of period	$1,095	$778
Warranties issued during the period	714	575
Settlements made during the period	(616)	(933)
Currency Translation Adjustments	(76)	(1)
Recalls and changes to pre-existing warranty liabilities	236	676
Transaction related adjustment (1)	(787)	—

Balance, end of period	$566	$1,095

(1)
In connection with the Separation and Business Combination, $787 thousand of warranties and recall liabilities were retained by
H-D
related to
pre-transaction
claims for certain
H-D
branded electric motorcycles.